CAPITAL MANAGEMENT (Details) - USD ($) shares in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Jul. 30, 2019
Capital Management [Abstract]
Capital cash and shareholders equity	$ 56,800,000	$ 67,600,000
Ability to sell number of shares in aspire agreement (in Shares)	2.7
Common shares, warrants securities			$ 125,000,000